Selkirk Opportunities Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Selkirk Opportunities Fund
Management Fees		1.25%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.61%
Total Annual Fund Operating Expenses		2.11%
Fee Waiver and/or Expense Reimbursement	[2]	(0.11%)
Total Annual Fund Operating Expenses after Fee Waiver		2.00%
[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Opportunities Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Selkirk Opportunities Fund	203	627